LOANS (Details 7) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 loan	Mar. 31, 2014	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
LOANS
Reserves to customers whose loan terms have been modified in troubled debt restructurings	$ 353,000		$ 369,000	$ 428,000
Trouble debt restructuring defaulted on payment	$ 0	$ 0	$ 0	$ 0
Number of loans modified	0		0	0	2